Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000135931 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Tax-Free Colorado Fund (Institutional Class) – including sales charge
Accumulated Value	$ 10,000		$ 10,041.96	$ 10,189.84	$ 10,979.98	$ 11,216.46	$ 11,887.01	$ 10,785.85	$ 10,770.28	$ 11,852.37	$ 11,619.15	$ 12,323.56
C000006426 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Tax-Free Colorado Fund (Class C) – including sales charge
Accumulated Value	10,000		9,945.46	9,992.22	10,659.3	10,780.13	11,307.87	10,151.76	10,036.8	10,944.88	10,614.06	11,145.34
C000006424 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nomura Tax-Free Colorado Fund (Class A) – including sales charge
Accumulated Value	9,550		9,565.89	9,682.63	10,407.62	10,605.11	11,210.55	10,146.63	10,106.67	11,094.45	10,849.06	11,478.09
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,088	$ 10,138	$ 11,022	$ 11,378	$ 11,765	$ 10,749	$ 10,932	$ 11,598	$ 11,607	$ 12,085